RELATED PARTY TRANSACTIONS 2 (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Senior Management [Member]
Due from Related Parties	$ 5,461	¥ 34,256		¥ 0
Cayman IV [Member]
Due from Related Parties	0	0	$ 1,015	6,604	¥ 0
Lionbridge Limited [Member]
Due from Related Parties	$ 23,914	¥ 150,000		¥ 0